Label	Element	Value
Innovator International Developed Power Buffer ETF™ - September | iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $0.91 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator International Developed Power Buffer ETF™ - September | iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $91.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Innovator International Developed Power Buffer ETF™ - September | iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $77.76 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)
Innovator International Developed Power Buffer ETF™ - September | iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $104.10 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)